Warrants (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2022 USD ($) shares $ / shares	Aug. 31, 2022 CAD ($) shares $ / shares	Aug. 31, 2021 USD ($) shares $ / shares	Aug. 31, 2021 CAD ($) shares $ / shares	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Expected volatility	90.00%	90.00%	90.00%	90.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Proceeds from exercise of warrant | $			$ 6,866,735		$ 3,574,023
Number of warrants, Issued	966,691	966,691
Number of warrants, Issued in private placement of convertible debt			224,719	224,719
Fair value of warrants Issued in private placement of convertible debt | $			$ 618,916
Transaction costs | $	$ 1,327,990		$ 341,702
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued on conversion of convertible debt			175,331	175,331
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,329,684		1,452,843		2,405,369	2,405,369	29,318
Fair value of warrants | $	$ 49,894		$ 4,868,703		$ 14,135,321	$ 14,135,321	$ 296,795
Number of warrant exercised			(901,060)	(901,060)	(654,543)
Number of warrants, Issued					1,990,890
Fair value of warrants issued on conversion of convertible debt | $			$ 1,103,661		$ 5,037,535
Number of warrants, Issued on conversion of convertible debt			175,331	175,331
Warrants issued in private placement of units | $					$ 991,709
Private Placement Units [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued					251,277
Convertible Debt [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued			175,331	175,331	1,739,613
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Expected average life			2 years	2 years
Share price | $ / shares			$ 5.63
Exercise price | $ / shares			$ 15.00
Expected volatility			200.00%	200.00%
Expected dividend yield			0.00%	0.00%
Warrantholders [member]
IfrsStatementLineItems [Line Items]
Number of warrant exercised			901,060	901,060
Proceeds from exercise of warrant | $			$ 6,866,735
Warrants intrinsic value | $			2,134,116
Additional share capital | $			$ 9,000,851
CAD Exercise Price [Member] | Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			0.16%	0.16%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.15		$ 7.78
Risk free interest rate	1.24%	1.24%	0.83%	0.83%
Bottom of range [member] | CAD Exercise Price [Member] | Warrantholders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 7.50
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 3.90		$ 15.08
Risk free interest rate	2.75%	2.75%	1.48%	1.48%
Top of range [member] | CAD Exercise Price [Member] | Warrantholders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 9.75
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,329,684		1,452,843		2,405,369	2,405,369
Fair value of warrants | $	$ 49,894		$ 4,868,703		$ 14,135,321	$ 14,135,321
Expected volatility	90.00%	90.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Proceeds from exercise of warrant | $		$ 11.9		$ 13.0
Liability Warrants [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Share price | (per share)		$ 8.93	$ 8.42	$ 8.42		$ 11.65
Liability Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 months 18 days	3 months 18 days	6 months 10 days	6 months 10 days	2 months 23 days
Expected volatility			70.00%	70.00%	115.00%
Risk free interest rate	3.61%	3.61%	0.28%	0.28%	0.23%
Liability Warrants [member] | Bottom of range [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 7.50		$ 7.50	$ 7.50		7.50
Liability Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	1 year 7 months 24 days	1 year 7 months 24 days	2 years 11 months 8 days	2 years 11 months 8 days	3 years 11 months 8 days
Expected volatility	3.87%	3.87%	90.00%	90.00%	136.00%
Risk free interest rate			0.63%	0.63%	0.32%
Liability Warrants [member] | Top of range [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 27.00		$ 27.00	$ 27.00		205.20
2019 Series [member]
IfrsStatementLineItems [Line Items]
Expected volatility					136.00%
Expected dividend yield			0.00%	0.00%
Number of warrants, Issued			175,331	175,331	1,739,613
Fair value of warrants issued on conversion of convertible debt | $			$ 1,103,661		$ 5,037,535
Estimate of proceeds if exercised | $	$ 56,000,000.0		$ 56,000,000.0
Number of warrants, Issued on conversion of convertible debt			175,331	175,331	1,739,613
2019 Series [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 7.50		7.50
Expected dividend yield					0.00%
2019 Series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life			3 years 4 months 9 days	3 years 4 months 9 days	3 years 11 months 1 day
Expected volatility			98.50%	98.50%
Risk free interest rate			0.25%	0.25%	0.28%
2019 Series [member] | Bottom of range [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares				$ 9.50		7.05
2019 Series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life			3 years 10 months 24 days	3 years 10 months 24 days	4 years 10 months 28 days
Expected volatility			136.00%	136.00%
Risk free interest rate			0.54%	0.54%	1.71%
2019 Series [member] | Top of range [member] | CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Share price | (per share)			$ 12.33	$ 12.33		$ 25.65
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	3,736,296		3,736,296
Number of warrants, Issued on conversion of convertible debt			1,134,305	1,134,305
Number of warrants, Issued in private placement of convertible debt			224,719	224,719
Number of warrants, Issued in private placement of units			2,377,272	2,377,272
Equity Warrants [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Expected average life			3 years	3 years
Exercise price | $ / shares			$ 15.00
Expected volatility			98.50%	98.50%
Expected dividend yield			0.00%	0.00%
Equity Warrants [member] | Finders [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units			191,387	191,387
Warrants issued in private placement of units | $			$ 7,373,806
Contributed surplus | $			6,791,473
Transaction costs | $			$ 582,333
Equity Warrants [member] | Bottom of range [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares			$ 7.79
Warrant granted percentage			0.29%	0.29%
Equity Warrants [member] | Top of range [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares			$ 10.00
Warrant granted percentage			0.43%	0.43%
2020 Series [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 15.00
Expected volatility			98.50%	98.50%
Expected dividend yield			0.00%	0.00%
Fair value of warrants issued on conversion of convertible debt | $			$ 4,256,114
Number of warrants, Issued on conversion of convertible debt			1,134,305	1,134,305
Number of warrants, Issued on conversion of convertible debt			1,134,305	1,134,305
2020 Series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life			3 years	3 years
Share price | $ / shares			$ 7.79
Risk free interest rate			0.29%	0.29%
2020 Series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life			3 years 6 months	3 years 6 months
Share price | $ / shares			$ 11.17
Risk free interest rate			0.57%	0.57%
Equity Warrant One [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	224,719		224,719
Equity Warrant One [member] | Finders [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units			2,185,885	2,185,885
Warrants issued in private placement of units | $			$ 6,603,243
Equity Warrant Two [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,868,787		1,868,787
Equity Warrant Two [member] | Finders [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units			191,387	191,387
Warrants issued in private placement of units | $			$ 770,563